RETIREMENT PLAN	12 Months Ended
Dec. 31, 2020
RETIREMENT PLAN
RETIREMENT PLAN

4.           RETIREMENT PLAN

The Company has established a salary deferral plan under Section 401(k) of the Internal Revenue Code. Such deferrals accumulate on a tax-deferred basis until the employee withdraws the funds. Historically, the Company has contributed up to 5% of each eligible employee’s compensation. As part of cost reduction efforts in 2020 the Company temporarily suspended its 5% contribution in 2020. Total retirement expense for the years ended December 31, 2020 and 2019 was approximately $120,000 and $241,000, respectively. The Company anticipates it will resume at least a portion of its 5% 401(k) contribution in 2021 as business conditions allow.